UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                Maxim Salomon Brothers High Yield Bond Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Salomon Brothers High Yield Bond Portfolio

During the 12-month period ending December 31, 2005, the Maxim Salomon Brothers High Yield Bond Portfolio, excluding sales charges, returned 2.61%, outperforming the fund's unmanaged benchmark, the Citigroup High Yield Market Index, which returned 2.08% during the period.

The high yield market returned 2.08% for the calendar year ending 31 December 2005, as represented by the Citigroup High Yield Market Index. Spreads widened 17 basis points during the year to close at 359 basis points over U.S. Treasuries. Although high yield debt markets ended 2004 on a positive note after an extended end-of-year rally, markets turned generally down through Spring 2005 as rising oil prices, weak equity markets. Negative auto sector headlines and isolated hawkish comments from the Fed regarding inflation spooked investors. Markets began to recover in mid-May as technicals strengthened and economic news turned generally positive. S&P and Fitch's long-anticipated downgrades of Ford and GM to non-investment grade in early May also improved the market's tone, as the rating agencies' actions removed some of the uncertainty in the market surrounding the credits' ultimate resting places. However, markets again turned down in the last few months of the year amid renewed volatility in the auto sector, stronger inflation, continued high energy prices and fears of a potentially slowing economy in the aftermath of Hurricanes Katrina and Rita. While high yield fundamentals remained generally positive (i.e., strong corporate balance sheets, generally high cash levels), third quarter 2005's high profile airline bankruptcies pushed annual high yield default rates closer to historical averages, at 3.73% by principal amount(1), and increased leveraged buyout activity and stock buybacks relevered some corporate balance sheets. Top performing industries included telecommunications, textiles and services/other. The most significant underperformers included automotive, airlines and paper & forest products. In a sharp reversal from 2004, lower-quality bonds significantly underperformed higher quality in 2005, with CCC-rated bonds returning -3.67%, B-rated bonds returning 4.14% and BB-rated bonds returning 1.41%.

The fund benefited from its strong security selection throughout the period, its overweighting to issues rated CCC and its underweighting to the automobile manufacturing/vehicle parts sector. However, an underweight allocation to the telecommunications sector adversely affected performance. The fund's overweight to emerging markets debt through the majority of the 12 months, also positively contributed to performance, with the asset class up 10.73% for the 12 months, as represented by the J.P. Morgan Emerging Markets Bond Index Global.


            Maxim Salomon Brothers High Yield
                     Bond Portfolio            Citigroup High Yield Market Index
 5/21/2003             10,000.00                          10,000.00
12/31/2003             10,890.00                          11,273.00
12/31/2004             11,909.30                          12,489.36
12/31/2005             12,220.14                          12,749.14


Maxim Salomon Brothers High Yield Bond Portfolio
Total Return -

One Year:         2.61%
Since Inception:  7.81%



Portfolio Inception:       5/21/03


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Salomon Brothers High Yield Bond Portfolio, made at its inception, with the performance of the Citigroup High Yield Market Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




(1) Source: Altman High Yield Bond Default ad Return Report, November 2, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Salomon Brothers High Yield Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended, and the financial highlights for each of the two years in the period ended December 31, 2005 and for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Salomon Brothers High Yield Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period ended December 31, 2005 and for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                              $             127,990,173
      Cash                                                                                                         18,455
      Collateral for securities loaned                                                                         17,618,889
      Interest receivable                                                                                       2,611,821
      Subscriptions receivable                                                                                    288,618
                                                                                                  ------------------------
                                                                                                  ------------------------

      Total assets                                                                                            148,527,956
                                                                                                  ------------------------
                                                                                                  ------------------------

LIABILITIES:
      Due to investment adviser                                                                                   121,989
      Payable upon return of securities loaned                                                                 17,618,889
      Redemptions payable                                                                                         612,163
                                                                                                  ------------------------
                                                                                                  ------------------------

      Total liabilities                                                                                        18,353,041
                                                                                                  ------------------------
                                                                                                  ------------------------

NET ASSETS                                                                                      $             130,174,915
                                                                                                  ========================
                                                                                                  ========================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                             $               1,295,136
      Additional paid-in capital                                                                              130,116,849
      Net unrealized depreciation on investments                                                               (1,198,062)
      Undistributed net investment income                                                                          26,950
      Accumulated net realized loss on investments                                                                (65,958)
                                                                                                  ------------------------
                                                                                                  ------------------------

NET ASSETS                                                                                      $             130,174,915
                                                                                                  ========================
                                                                                                  ========================

NET ASSET VALUE PER OUTSTANDING SHARE                                                           $                   10.05
                                                                                                  ========================
                                                                                                  ========================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                              150,000,000
      Outstanding                                                                                              12,951,362

(1)  Cost of investments in securities:                                                         $             129,188,235

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                $               9,511,714
      Income from securities lending                                                                            148,243
                                                                                                ------------------------
                                                                                                ------------------------

      Total income                                                                                            9,659,957
                                                                                                ------------------------
                                                                                                ------------------------

EXPENSES:
      Management fees                                                                                         1,397,746
                                                                                                ------------------------
                                                                                                ------------------------

NET INVESTMENT INCOME                                                                                         8,262,211
                                                                                                ------------------------
                                                                                                ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                        1,111,527
      Change in net unrealized depreciation on investments                                                   (5,871,377)
                                                                                                ------------------------
                                                                                                ------------------------

      Net realized and unrealized loss on investments                                                        (4,759,850)
                                                                                                ------------------------
                                                                                                ------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $               3,502,361
                                                                                                ========================
                                                                                                ========================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                                         2005                  2004
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                      $         8,262,211   $         7,250,161
      Net realized gain on investments                                                     1,111,527             2,058,120
      Change in net unrealized appreciation (depreciation) on investments                 (5,871,377)              108,136
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

      Net increase in net assets resulting from operations                                 3,502,361             9,416,417
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                          (8,239,186)           (7,338,095)
      From net realized gains                                                             (1,456,481)           (2,317,786)
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

      Total distributions                                                                 (9,695,667)           (9,655,881)
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                   69,362,216            60,749,053
      Reinvestment of distributions                                                        9,695,667             9,655,881
      Redemptions of shares                                                              (60,704,250)          (80,179,984)
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

      Net increase (decrease) in net assets resulting from share transactions             18,353,633            (9,775,050)
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

      Total increase (decrease) in net assets                                             12,160,327           (10,014,514)

NET ASSETS:
      Beginning of period                                                                118,014,588           128,029,102
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

      End of period  (1)                                                         $       130,174,915   $       118,014,588
                                                                                   ==================    ==================
                                                                                   ==================    ==================
                                                                                                   0                     0
OTHER INFORMATION:

SHARES:
      Sold                                                                                 6,650,021             5,718,195
      Issued in reinvestment of distributions                                                955,875               927,194
      Redeemed                                                                            (5,826,127)           (7,625,045)
                                                                                   ------------------    ------------------
                                                                                   ------------------    ------------------

      Net increase (decrease)                                                              1,779,769              (979,656)
                                                                                   ==================    ==================
                                                                                   ==================    ==================

(1) Including undistributed net investment income                                $            26,950   $             7,277

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                         Year Ended December 31,         Period Ended December 31,
                                                                   ------------------------------------  ------------------
                                                                   ------------------------------------  ---------------
                                                                        2005                2004             2003 +
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------
Net Asset Value, Beginning of Period                             $           10.56  $            10.54 $          10.00

Income from Investment Operations

Net investment income                                                         0.66                0.71             0.29
Net realized and unrealized gain (loss)                                      (0.39)               0.24             0.60
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Total Income From Investment Operations                                       0.27                0.95             0.89
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Less Distributions

From net investment income                                                   (0.66)              (0.71)           (0.28)
From net realized gains                                                      (0.12)              (0.22)           (0.07)
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Total Distributions                                                          (0.78)              (0.93)           (0.35)
                                                                   ----------------   -----------------  ---------------
                                                                   ----------------   -----------------  ---------------

Net Asset Value, End of Period                                   $           10.05  $            10.56 $          10.54
                                                                   ================   =================  ===============
                                                                   ================   =================  ===============


Total Return                                                                 2.61%               9.36%            8.90% o

Net Assets, End of Period ($000)                                 $         130,175  $          118,015 $        128,029

Ratio of Expenses to Average Net Assets                                      1.10%               1.10%            1.10% *

Ratio of Net Investment Income to Average Net Assets                         6.50%               6.10%            5.18% *

Portfolio Turnover Rate                                                     50.80%             179.98%          110.88% o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Salomon Brothers High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Salomon Brothers High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates.

        Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2005 were $21,026,921, $21,043,157 and 16.17%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $74,104,886 and $59,811,212, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $129,225,565. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,272,145 and gross depreciation of securities in which there was an excess of tax cost over value of $3,507,537 resulting in net depreciation of $1,235,392.

5. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $17,504,542 and received collateral of $17,618,889 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           9,232,071          9,344,725
          Long-term capital gain                                                      463,596            311,156
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                    9,695,667          9,655,881
                                                                              ================    ===============


       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                       32,888
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                            32,888
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized depreciation on investments                                                     (1,235,392)
      Cumulative effect of other timing differences                                                      (5,938)
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                               (28,628)
                                                                                                  ---------------
                                                                                                  ---------------
      Tax composition of capital                                                                     (1,237,070)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2005 the Portfolio reclassified $3,352 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio had current year deferred post-October capital losses of $28,628.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.44%
    665,000 DRS Technologies Inc                                         635,906
            Senior Subordinated Notes
            6.875% November 1, 2013
    275,000 L-3 Communications Corp                                      289,438
            Bonds
            7.625% June 15, 2012
    875,000 Sequa Corp                                                   929,688
            Senior Notes
            9.000% August 1, 2009
                                                                      $1,855,032

AGRICULTURE --- 0.32%
    425,000 Hines Nurseries Inc                                          416,500
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $416,500

AUTO PARTS & EQUIPMENT --- 0.95%
    500,000 CSK Auto Inc                                                 452,500
            Company Guaranteed Notes
            7.000% January 15, 2014
    423,000 TRW Automotive Inc                                           457,898
            Senior Notes
            9.375% February 15, 2013
    277,000 TRW Automotive Inc ^^                                        310,933
            Senior Subordinated Notes
            11.000% February 15, 2013
                                                                      $1,221,331

AUTOMOBILES --- 3.07%
    400,000 Ford Motor Co                                                293,000
            Debentures
            8.900% January 15, 2032
    110,000 Ford Motor Co                                                 69,300
            Bonds
            6.625% October 1, 2028
  3,250,000 Ford Motor Co                                              2,210,000
            Notes
            7.450% July 16, 2031
  1,700,000 General Motors Corp                                        1,122,000
            Debentures
            8.375% July 15, 2033
    375,000 General Motors Corp                                          240,938
            Senior Debentures
            8.250% July 15, 2023
                                                                      $3,935,238

BROADCAST/MEDIA --- 7.88%
    923,000 CCH I LLC #                                                  775,320
            Secured Notes
            11.000% October 1, 2015
  1,000,000 CSC Holdings Inc                                           1,010,000
            Senior Notes
            8.125% July 15, 2009
    250,000 CSC Holdings Inc                                             237,500
            Debentures
            7.625% July 15, 2018
    603,000 CanWest Media Inc                                            615,814
            Company Guaranteed Notes
            8.000% September 15, 2012
    980,000 Charter Communications Holdings II                           975,100
            Senior Notes
            10.250% September 15, 2010
    250,000 Charter Communications Operating LLC #                       248,750
            Senior Notes
            8.375% April 30, 2014
    655,000 DirecTV                                                      704,125
            Senior Notes
            8.375% March 15, 2013
    450,000 DirecTV                                                      439,875
            Senior Notes
            6.375% June 15, 2015
  1,100,000 EchoStar DBS Corp                                          1,054,625
            Company Guaranteed Notes
            6.625% October 1, 2014
    180,000 EchoStar DBS Corp ++ ^^                                      183,600
            Senior Notes
            5.920% October 1, 2008
    275,000 Emmis Communications Corp ++                                 276,031
            Senior Notes
            10.220% June 15, 2012
    250,000 Insight Communications Co Inc +                              261,250
            Step Bond 0% - 12.250%
            9.930% February 15, 2011
    600,000 LodgeNet Entertainment Corp                                  652,500
            Senior Subordinated Debentures
            9.500% June 15, 2013
    195,000 Mediacom Broadband LLC                                       209,628
            Company Guaranteed Bonds
            11.000% July 15, 2013
     50,000 Mediacom Broadband LLC # ^^                                   46,310
            Senior Notes
            8.500% October 15, 2015
    340,000 Mediacom LLC ^^                                              331,925
            Senior Notes
            9.500% January 15, 2013
    325,000 Rainbow National Services LLC #                              364,000
            Senior Subordinated Debentures
            10.375% September 1, 2014
    550,000 Sinclair Broadcast Group Inc                                 566,500
            Company Guaranteed Notes
            8.000% March 15, 2012

    400,000 Videotron Ltee #                                             397,500
            Notes
            6.375% December 15, 2015
    250,000 Young Broadcasting Inc ^^                                    220,313
            Senior Subordinated Notes
            8.750% January 15, 2014
    125,000 Young Broadcasting Inc ^^                                    117,031
            Company Guaranteed Notes
            10.000% March 1, 2011
    600,000 Zeus Special Sub Ltd # + ^^                                  394,500
            Step Bond 0% - 9.250%
            9.890% February 1, 2015
                                                                     $10,082,197

BUILDING MATERIALS --- 0.48%
    675,000 Associated Materials Inc +                                   330,750
            Step Bond 0% - 11.250%
            16.800% March 1, 2014
    300,000 Nortek Inc                                                   289,500
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                        $620,250

CHEMICALS --- 5.77%
    200,000 ARCO Chemical Co                                             224,500
            Debentures
            9.800% February 1, 2020
    500,000 Equistar Chemicals LP                                        550,000
            Senior Notes
            10.625% May 1, 2011
    500,000 Ethyl Corp                                                   523,750
            Company Guaranteed Notes
            8.875% May 1, 2010
    250,000 Huntsman International LLC # ^^                              241,250
            Company Guaranteed Notes
            7.375% January 1, 2015
    303,000 Huntsman International LLC ^^                                312,848
            Senior Notes
            10.125% July 1, 2009
    795,000 ISP Holdings Inc                                             834,750
            Secured Notes
            10.625% December 15, 2009
    425,000 Innophos Inc #                                               428,188
            Senior Subordinated Notes
            8.875% August 15, 2014
    505,000 Lyondell Chemical Co                                         564,969
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       539,375
            Company Guaranteed Notes
            9.250% June 15, 2008
    460,000 NOVA Chemicals Corp ^^                                       445,625
            Senior Notes
            6.500% January 15, 2012
  1,200,000 Nalco Co ^^                                                1,257,000
            Senior Notes
            8.875% November 15, 2013
    500,000 OM Group Inc                                                 488,750
            Company Guaranteed Notes
            9.250% December 15, 2011
    375,000 Resolution Performance Products LLC ^^                       396,563
            Senior Subordinated Notes
            13.500% November 15, 2010
    300,000 Rhodia SA                                                    307,500
            Senior Subordinated Notes
            8.875% June 1, 2011
    250,000 Rhodia SA ^^                                                 273,750
            Senior Subordinated Notes
            10.250% June 1, 2010
                                                                      $7,388,818

COMMUNICATIONS - EQUIPMENT --- 1.24%
  1,400,000 Lucent Technologies Inc                                    1,200,500
            Debentures
            6.450% March 15, 2029
    350,000 SBA Communications Corp                                      388,500
            Senior Notes
            8.500% December 1, 2012
                                                                      $1,589,000

COMPUTER SOFTWARE & SERVICES --- 0.14%
    175,000 SunGard Data Systems Inc #                                   181,125
            Senior Unsecured Notes
            9.125% August 15, 2013
                                                                        $181,125

CONTAINERS --- 3.26%
    500,000 Berry Plastics Corp                                          537,500
            Company Guaranteed Bonds
            10.750% July 15, 2012
    300,000 Graphic Packaging International Corp                         286,500
            Senior Notes
            9.500% August 15, 2013
    250,000 Graphic Packaging International Corp ^^                      250,625
            Senior Notes
            8.500% August 15, 2011
  1,250,000 Owens-Brockway Glass Containers Inc                        1,304,688
            Company Guaranteed Notes
            8.875% February 15, 2009
    325,000 Plastipak Holdings Inc #                                     328,250
            Senior Notes
            8.500% December 15, 2015
     50,000 Pliant Corp ^^                                                44,500
            Company Guaranteed Notes
            11.125% September 1, 2009
    150,000 Pliant Corp ^^                                                29,250
            Senior Notes
            13.000% June 1, 2010
    116,000 Smurfit-Stone Container Corp ^^                              111,360
            Company Guaranteed Bonds
            8.250% October 1, 2012
  1,000,000 Smurfit-Stone Container Corp                                 967,500
            Senior Notes
            8.375% July 1, 2012
    350,000 Tekni-Plex Inc # ^^                                          308,000
            Secured Notes
            8.750% November 15, 2013
                                                                      $4,168,173

COSMETICS & PERSONAL CARE --- 0.49%
    550,000 Del Laboratories Inc ^^                                      434,500
            Senior Subordinated Notes
            8.000% February 1, 2012
    172,000 Jafra Cosmetics                                              188,340
            Company Guaranteed Notes
            10.750% May 15, 2011
                                                                        $622,840

DISTRIBUTORS --- 0.15%
    200,000 Buhrmann US Inc                                              195,250
            Senior Subordinated Notes
            7.875% March 1, 2015
                                                                        $195,250

ELECTRIC COMPANIES --- 2.79%
    840,000 Allegheny Energy Supply Co LLC #                             947,100
            Bonds
            8.250% April 15, 2012
    400,000 Edison Mission Energy                                        413,000
            Senior Notes
            7.730% June 15, 2009
    325,000 Inergy LP/Inergy Finance Corp                                295,750
            Senior Notes
            6.875% December 15, 2014
    496,729 Midwest Generation LLC                                       540,193
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                  1,032,400
            Secured Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co                                               71,750
            Mortgage Notes
            6.500% April 15, 2012
    250,000 Texas Genco Financing LLC #                                  270,625
            Senior Notes
            6.875% December 15, 2014
                                                                      $3,570,818

ELECTRONIC INSTRUMENT & EQUIP --- 0.35%
    500,000 Sensus Metering Systems                                      442,500
            Senior Notes
            8.625% December 15, 2013
                                                                        $442,500

ELECTRONICS - SEMICONDUCTOR --- 0.68%
    900,000 Amkor Technology Inc ^^                                      873,000
            Senior Notes
            9.250% February 15, 2008
                                                                        $873,000

FINANCIAL SERVICES --- 5.63%
    325,000 Alamosa Delaware Inc                                         366,438
            Company Guaranteed Bonds
            11.000% July 31, 2010
    750,000 Alamosa Delaware Inc +                                       820,313
            Step Bond 0% - 12.000%
            5.680% July 31, 2009
    400,000 BCP Crystal US Holdings                                      445,000
            Senior Subordinated Notes
            9.625% June 15, 2014
    175,000 Borden US Financial Corp #                                   173,250
            Secured Notes
            9.000% July 15, 2014
    300,000 Ford Motor Credit Co                                         269,968
            Notes
            7.875% June 15, 2010
    975,000 Ford Motor Credit Co                                         884,380
            Notes
            6.625% June 16, 2008
  2,520,000 General Motors Acceptance Corp                             2,413,833
            Bonds
            8.000% November 1, 2031
    575,000 JSG Funding PLC                                              575,000
            Senior Notes
            9.625% October 1, 2012
  1,229,268 TRAINS HY-2005-1 # ^^                                      1,263,073
            Secured Notes
            7.651% June 15, 2015
                                                                      $7,211,255

FOOD & BEVERAGES --- 2.37%
    200,000 Constellation Brands Inc                                     208,000
            Company Guaranteed Notes
            8.125% January 15, 2012
    600,000 Dean Foods Co                                                616,500
            Senior Notes
            8.150% August 1, 2007
    625,000 Del Monte Corp ^^                                            609,375
            Company Guaranteed Bonds
            6.750% February 15, 2015
    325,000 Doane Pet Care Co #                                          338,813
            Senior Subordinated Notes
            10.625% November 15, 2015
    450,000 Dole Food Co Inc                                             436,500
            Company Guaranteed Notes
            7.250% June 15, 2010
    165,000 Dole Food Co Inc                                             169,125
            Senior Notes
            8.625% May 1, 2009
    165,000 Pilgrims Pride Corp                                          175,725
            Company Guaranteed Notes
            9.625% September 15, 2011
    500,000 Pinnacle Foods Holding                                       476,250
            Senior Subordinated Notes
            8.250% December 1, 2013
                                                                      $3,030,288

FOREIGN GOVERNMENTS --- 4.99%
     50,000 Government of Argentina                                       16,279
        EUR Unsubordinated Notes
            9.000% June 20, 2049
     50,000 Government of Argentina                                       16,279
        EUR Unsubordinated Notes
            8.000% February 26, 2008
     75,000 Government of Argentina                                       25,350
        EUR Notes
            9.250% July 20, 2049
     75,000 Government of Argentina +                                     24,750
            Step Bond 1.330% - 5.250%
            9.310% December 31, 2038
    157,500 Government of Argentina ++                                   140,947
            Bonds
            3.968% August 3, 2012
     75,000 Government of Argentina ++                                     3,900
            Notes
            10.120% December 15, 2035
    610,000 Government of Brazil                                         658,190
            Notes
            8.000% January 15, 2018
     25,000 Government of Brazil                                          27,625
            Notes
            8.750% February 4, 2025
     50,000 Government of Brazil                                          53,075
            Bonds
            8.250% January 20, 2034
    630,894 Government of Brazil ++                                      623,008
            Bonds
            5.250% April 15, 2012
     80,000 Government of Bulgaria                                        96,608
            Bonds
            8.250% January 15, 2015
    115,000 Government of Chile                                          127,110
            Notes
            7.125% January 11, 2012
     30,000 Government of China                                           29,392
            Global Bonds
            4.750% October 29, 2013
    225,000 Government of Colombia                                       296,438
            Bonds
            10.375% January 28, 2033
     25,000 Government of Colombia                                        27,000
            Bonds
            8.125% May 21, 2024
     95,000 Government of Ecuador +                                       86,925
            Step Bond 4.000% - 10.000%
            8.000% August 15, 2030
     50,000 Government of El Salvador                                     54,375
            Bonds
            7.750% January 24, 2023
    150,000 Government of Malaysia                                       167,567
            Notes
            8.750% June 1, 2009

     25,000 Government of Malaysia                                        27,977
            Bonds
            7.500% July 15, 2011
    390,000 Government of Mexico                                         414,375
            Notes
            6.375% January 16, 2013
    175,000 Government of Mexico                                         215,906
            Notes
            8.000% September 24, 2022
    235,000 Government of Mexico                                         288,463
            Notes
            8.125% December 30, 2019
    290,000 Government of Mexico                                         317,550
            Global Notes
            6.625% March 3, 2015
     50,000 Government of Panama                                          53,200
            Notes
            7.250% March 15, 2015
     25,000 Government of Panama                                          27,875
            Global Bonds
            8.125% April 28, 2034
    150,000 Government of Panama                                         188,625
            Global Bonds
            9.375% April 1, 2029
    100,000 Government of Peru                                            98,500
            Bonds
            7.350% July 21, 2025
     30,000 Government of Peru                                            32,925
            Global Bonds
            8.375% May 3, 2016
      5,000 Government of Peru                                             6,000
            Global Bonds
            9.875% February 6, 2015
    110,000 Government of Peru                                           125,675
            Global Notes
            9.125% February 21, 2012
     25,000 Government of Peru                                            28,125
            Bonds
            8.750% November 21, 2033
     61,500 Government of Peru +                                          58,886
            Step Bond 4.000% - 5.000%
            1.730% March 7, 2017
    125,000 Government of Philippines                                    146,875
            Senior Notes
            9.500% February 2, 2030
     75,000 Government of Philippines                                     95,250
            Notes
            10.625% March 16, 2025
     50,000 Government of Philippines                                     53,188
            Notes
            8.250% January 15, 2014
     70,000 Government of Poland                                          71,190
            Unsubordinated Notes
            5.250% January 15, 2014
    130,000 Government of Russia                                         238,446
            Unsubordinated Notes
            12.750% June 24, 2028
     50,000 Government of Russia                                          53,220
            Unsubordinated Notes
            8.250% March 31, 2010
    285,000 Government of Russia +                                       321,737
            Step Bond 2.250% - 7.500%
            5.530% March 31, 2030
     65,000 Government of South Africa                                    70,281
            Notes
            6.500% June 2, 2014
     25,000 Government of South Africa                                    28,031
            Notes
            9.125% May 19, 2009
    100,000 Government of Turkey                                         101,125
            Notes
            7.000% June 5, 2020
    125,000 Government of Turkey                                         192,188
            Senior Unsubordinated Notes
            11.875% January 15, 2030
    100,000 Government of Turkey                                         105,250
            Notes
            7.250% March 15, 2015
     45,000 Government of Turkey                                          53,831
            Notes
            9.500% January 15, 2014
    100,000 Government of Ukraine                                        107,910
            Bonds
            7.650% June 11, 2013
     75,000 Government of Venezuela                                       75,938
            Notes
            7.650% April 21, 2025
    165,000 Government of Venezuela                                      202,950
            Global Notes
            10.750% September 19, 2013
     50,000 Government of Venezuela                                       47,750
            Unsubordinated Notes
            5.375% August 7, 2010
     21,442 Republic of Uruguay                                           21,603
            Bonds
            7.875% January 15, 2033
     45,000 Republic of Uruguay                                           46,238
            Bonds
            7.500% March 15, 2015
                                                                      $6,391,901

GOLD, METALS & MINING --- 0.88%
    450,000 IMCO Recycling Inc                                           491,625
            Senior Notes
            10.375% October 15, 2010
    675,000 Novelis Inc # ^^                                             629,438
            Senior Notes
            7.250% February 15, 2015
                                                                      $1,121,063

HEALTH CARE RELATED --- 4.30%
    450,000 AmeriPath Inc                                                477,000
            Company Guaranteed Notes
            10.500% April 1, 2013
    515,000 Community Health Systems Inc                                 501,481
            Senior Subordinated Notes
            6.500% December 15, 2012
    600,000 DaVita Inc                                                   607,500
            Senior Subordinated Notes
            7.250% March 15, 2015
    225,000 HCA Inc                                                      227,438
            Notes
            6.375% January 15, 2015
    250,000 HCA Inc                                                      259,603
            Notes
            7.690% June 15, 2025
    700,000 HCA Inc                                                      670,209
            Debentures
            7.050% December 1, 2027
    500,000 IASIS Healthcare                                             525,000
            Senior Subordinated Notes
            8.750% June 15, 2014
    220,000 National Nephrology Associates Inc #                         243,650
            Senior Subordinated Notes
            9.000% November 1, 2011
    259,000 Psychiatric Solutions Inc                                    294,613
            Senior Subordinated Notes
            10.625% June 15, 2013
    300,000 Psychiatric Solutions Inc                                    309,750
            Company Guaranteed Notes
            7.750% July 15, 2015
    775,000 Tenet Healthcare Corp                                        784,688
            Senior Notes
            9.875% July 1, 2014
    600,000 Triad Hospitals Inc                                          601,500
            Senior Subordinated Notes
            7.000% November 15, 2013
                                                                      $5,502,432

HOMEBUILDING --- 0.50%
    595,000 DR Horton Inc                                                635,703
            Company Guaranteed Bonds
            8.500% April 15, 2012
                                                                        $635,703

HOTELS/MOTELS --- 2.86%
    550,000 Gaylord Entertainment Co                                     539,000
            Senior Notes
            6.750% November 15, 2014
    450,000 Hilton Hotels Corp                                           485,322
            Notes
            7.625% December 1, 2012
    425,000 Las Vegas Sands Corp ^^                                      409,063
            Senior Notes
            6.375% February 15, 2015
    800,000 MGM Mirage Inc                                               811,000
            Senior Notes
            6.750% September 1, 2012
    300,000 MGM Mirage Inc ^^                                            321,000
            Company Guaranteed Bonds
            8.375% February 1, 2011
    525,000 Starwood Hotels & Resorts Worldwide Inc                      578,813
            Company Guaranteed Notes
            7.875% May 1, 2012
    500,000 Turning Stone Casino Resort Enterprise #                     515,000
            Senior Notes
            9.125% December 15, 2010
                                                                      $3,659,198

HOUSEHOLD GOODS --- 1.11%
    950,000 Norcraft Holdings +                                          674,500
            Step Bond 0% - 9.750%
            11.280% September 1, 2012
    500,000 Sealy Mattress Co ^^                                         515,000
            Senior Subordinated Notes
            8.250% June 15, 2014
     50,000 Simmons Bedding Co # + ^^                                     27,000
            Step Bond 0% - 10.000%
            13.050% December 15, 2014
    225,000 Simmons Bedding Co ^^                                        208,125
            Senior Subordinated Notes
            7.875% January 15, 2014
                                                                      $1,424,625

INDEPENDENT POWER PRODUCTS --- 1.58%
    425,000 Mirant North America LLC # ^^                                429,781
            Senior Notes
            7.375% December 31, 2013
  1,585,000 Reliant Energy Inc                                         1,588,963
            Secured Notes
            9.500% July 15, 2013
                                                                      $2,018,744

INSURANCE RELATED --- 0.44%
    275,000 Vanguard Health Holding Co II                                292,188
            Senior Subordinated Notes
            9.000% October 1, 2014
    375,000 Vanguard Health Holding I +                                  273,750
            Step Bond 0% - 11.250%
            9.670% October 1, 2015
                                                                        $565,938

LEISURE & ENTERTAINMENT --- 5.03%
    325,000 Boyd Gaming Corp                                             322,563
            Senior Subordinated Notes
            6.750% April 15, 2014
    750,000 Cinemark Inc +                                               555,000
            Step Bond 0% - 9.750%
            9.670% March 15, 2014
    500,000 Herbst Gaming Inc                                            520,000
            Senior Subordinated Notes
            8.125% June 1, 2012
    450,000 Kerzner International # ^^                                   437,625
            Senior Subordinated Notes
            6.750% October 1, 2015
     40,000 Loews Cineplex Entertainment Corp                             40,400
            Company Guaranteed Notes
            9.000% August 1, 2014
    375,000 Mohegan Tribal Gaming                                        394,688
            Senior Subordinated Notes
            8.000% April 1, 2012
    950,000 Mohegan Tribal Gaming                                        955,938
            Senior Subordinated Notes
            6.375% July 15, 2009
    550,000 Penn National Gaming Inc                                     540,375
            Senior Subordinated Notes
            6.750% March 1, 2015
    500,000 Pinnacle Entertainment Inc ^^                                516,875
            Senior Subordinated Notes
            8.250% March 15, 2012
    575,000 Seneca Gaming Corp #                                         578,594
            Senior Notes
            7.250% May 1, 2012
    300,000 Six Flags Inc ^^                                             294,375
            Senior Notes
            9.750% April 15, 2013
    975,000 Station Casinos Inc                                          984,750
            Senior Subordinated Notes
            6.500% February 1, 2014
    300,000 Tunica Biloxi Gaming Authority #                             300,000
            Senior Unsecured Notes
            9.000% November 15, 2015
                                                                      $6,441,183

MACHINERY --- 1.54%
    800,000 Case New Holland Inc                                         856,000
            Senior Notes
            9.250% August 1, 2011
    393,000 NRG Energy Inc                                               438,195
            Secured Notes
            8.000% December 15, 2013
    300,000 Nell AF Sarl #                                               297,000
            Senior Notes
            8.375% August 15, 2015
    360,000 Terex Corp                                                   381,600
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $1,972,795

MANUFACTURING --- 1.28%
    225,000 Blount Inc                                                   237,375
            Senior Subordinated Notes
            8.875% August 1, 2012
    450,000 Collins & Aikman Floor Cover                                 396,000
            Company Guaranteed Notes
            9.750% February 15, 2010
    800,000 KI Holdings Inc +                                            524,000
            Step Bond 0% - 9.875%
            10.530% November 15, 2014
    450,000 Mueller Group Inc                                            478,125
            Senior Subordinated Notes
            10.000% May 1, 2012
                                                                      $1,635,500

MEDICAL PRODUCTS --- 0.21%
    275,000 InSight Health Services Corp # ++                            266,063
            Notes
            9.174% November 1, 2011
                                                                        $266,063

MISCELLANEOUS --- 0.64%
    300,000 Invensys PLC #                                               297,000
            Senior Notes
            9.875% March 15, 2011
    500,000 Playtex Products Inc                                         523,750
            Company Guaranteed Notes
            9.375% June 1, 2011
                                                                        $820,750

OFFICE EQUIPMENT & SUPPLIES --- 0.47%
    225,000 Xerox Capital Trust I                                        231,750
            Company Guaranteed Notes
            8.000% February 1, 2027
    350,000 Xerox Corp                                                   364,438
            Senior Notes
            7.125% June 15, 2010
                                                                        $596,188

OIL & GAS --- 8.01%
    550,000 Chaparral Energy Inc #                                       569,250
            Senior Notes
            8.500% December 1, 2015
    250,000 Chesapeake Energy Corp                                       265,625
            Senior Notes
            7.500% September 15, 2013
     50,000 Chesapeake Energy Corp                                        50,625
            Company Guaranteed Notes
            6.625% January 15, 2016
    200,000 Chesapeake Energy Corp                                       196,000
            Company Guaranteed Notes
            6.250% January 15, 2018
    650,000 Chesapeake Energy Corp                                       672,750
            Senior Notes
            7.000% August 15, 2014
    216,000 Dresser-Rand Group Inc #                                     222,480
            Senior Subordinated Notes
            7.375% November 1, 2014
    600,000 EXCO Resources Inc                                           609,000
            Company Guaranteed Notes
            7.250% January 15, 2011
    545,000 El Paso Corp                                                 540,913
            Senior Notes
            7.000% May 15, 2011
    800,000 El Paso Corp ^^                                              824,000
            Notes
            7.875% June 15, 2012
    200,000 El Paso Corp ^^                                              200,500
            Senior Notes
            7.750% January 15, 2032

    600,000 Energy Partners Ltd                                          615,000
            Company Guaranteed Notes
            8.750% August 1, 2010
    415,000 Forest Oil Corp                                              453,388
            Senior Notes
            8.000% December 15, 2011
    685,000 Forest Oil Corp                                              714,113
            Senior Notes
            8.000% June 15, 2008
    175,000 Hanover Compressor Co                                        190,750
            Senior Notes
            9.000% June 1, 2014
    715,000 Hanover Compressor Co ^^                                     679,250
            Convertible
            4.750% March 15, 2008
    275,000 Holly Energy Partners LP                                     266,406
            Senior Notes
            6.250% March 1, 2015
    575,000 Kerr-McGee Corp                                              614,388
            Notes
            6.875% September 15, 2011
    500,000 Stone Energy Corp                                            516,250
            Senior Subordinated Notes
            8.250% December 15, 2011
    459,000 Swift Energy Co                                              493,425
            Senior Subordinated Notes
            9.375% May 1, 2012
    550,000 Universal Compression Inc                                    558,250
            Senior Notes
            7.250% May 15, 2010
    450,000 Vintage Petroleum Inc                                        470,250
            Senior Subordinated Notes
            7.875% May 15, 2011
    425,000 Williams Cos Inc                                             493,000
            Notes
            8.750% March 15, 2032
     30,000 Williams Gas Pipelines Central Inc #                          30,585
            Senior Notes
            7.375% November 15, 2006
                                                                     $10,246,198

PAPER & FOREST PRODUCTS --- 2.06%
    300,000 Abitibi-Consolidated Inc ^^                                  303,750
            Notes
            8.550% August 1, 2010
    325,000 Abitibi-Consolidated Inc ^^                                  311,188
            Senior Notes
            8.375% April 1, 2015
    300,000 Abitibi-Consolidated Inc ^^                                  285,750
            Notes
            7.750% June 15, 2011
    375,000 Appleton Papers Inc                                          350,625
            Senior Subordinated Notes
            9.750% June 15, 2014
    225,000 Buckeye Technologies Inc                                     225,000
            Senior Notes
            8.500% October 1, 2013
    250,000 Buckeye Technologies Inc                                     237,500
            Senior Subordinated Notes
            8.000% October 15, 2010
    500,000 Newark Group Inc                                             440,000
            Senior Subordinated Notes
            9.750% March 15, 2014
    500,000 Norske Skog Canada Ltd                                       477,500
            Company Guaranteed Notes
            8.625% June 15, 2011
                                                                      $2,631,313

POLLUTION CONTROL --- 0.92%
    569,000 Allied Waste North America Inc                               615,943
            Company Guaranteed Notes
            9.250% September 1, 2012
    425,000 Allied Waste North America Inc                               429,250
            Senior Notes
            7.250% March 15, 2015
    125,000 Allied Waste North America Inc                               129,063
            Senior Notes
            7.875% April 15, 2013
                                                                      $1,174,256

PRINTING & PUBLISHING --- 2.27%
    450,000 CBD Media Inc                                                459,000
            Company Guaranteed Notes
            8.625% June 1, 2011
    500,000 Cadmus Communications Corp                                   513,750
            Senior Notes
            8.375% June 15, 2014
    200,000 Cenveo Corp                                                  216,000
            Senior Subordinated Notes
            9.625% March 15, 2012
    375,000 Cenveo Corp                                                  361,875
            Senior Subordinated Notes
            7.875% December 1, 2013
    980,000 Dex Media Inc                                                999,600
            Notes
            8.000% November 15, 2013
    320,000 Dex Media West                                               355,200
            Senior Subordinated Notes
            9.875% August 15, 2013
                                                                      $2,905,425

REAL ESTATE --- 1.69%
    500,000 Felcor Lodging LP REIT ++                                    547,500
            Company Guaranteed Notes
            6.870% June 1, 2011
  1,000,000 Host Marriott LP REIT                                      1,040,000
            Senior Notes
            7.125% November 1, 2013
     25,000 Host Marriott LP REIT ^^                                      24,938
            Senior Notes
            6.375% March 15, 2015

    500,000 MeriStar Hospitality Corp REIT ^^                            545,000
            Company Guaranteed Notes
            9.125% January 15, 2011
                                                                      $2,157,438

RESTAURANTS --- 0.68%
    250,000 Carrols Corp                                                 243,125
            Company Guaranteed Notes
            9.000% January 15, 2013
    675,000 VICORP Restaurants Inc                                       626,063
            Senior Notes
            10.500% April 15, 2011
                                                                        $869,188

RETAIL --- 1.09%
    200,000 Finlay Fine Jewelry Corp                                     180,000
            Senior Notes
            8.375% June 1, 2012
    475,000 General Nutrition Center Inc ^^                              408,500
            Senior Subordinated Notes
            8.500% December 1, 2010
    200,000 Neiman Marcus Group Inc # ^^                                 203,250
            Senior Subordinated Notes
            10.375% October 15, 2015
    325,000 Riddell Bell Holdings                                        301,438
            Senior Subordinated Notes
            8.375% October 1, 2012
    290,000 Saks Inc                                                     301,600
            Company Guaranteed Notes
            8.250% November 15, 2008
                                                                      $1,394,788

SPECIALIZED SERVICES --- 3.46%
    525,000 Allied Security Escrow                                       506,123
            Senior Subordinated Notes
            11.375% July 15, 2011
    300,000 CCM Merger Inc #                                             288,000
            Notes
            8.000% August 1, 2013
    150,000 Chukchansi Economic Development Authority #                  153,938
            Senior Notes
            8.000% November 15, 2013
    275,000 Corrections Corp of America                                  272,250
            Senior Notes
            6.250% March 15, 2013
    324,000 Global Cash Finance Corp                                     344,655
            Senior Subordinated Notes
            8.750% March 15, 2012
    375,000 ICON Health & Fitness Inc                                    314,063
            Company Guaranteed Notes
            11.250% April 1, 2012
    625,000 Iron Mountain Inc                                            651,563
            Company Guaranteed Bonds
            8.625% April 1, 2013
    500,000 Iron Mountain Inc                                            503,750
            Company Guaranteed Bonds
            7.750% January 15, 2015
    550,000 Lamar Media Corp                                             552,063
            Company Guaranteed Notes
            6.625% August 15, 2015
    325,000 Scientific Games Corp                                        319,719
            Senior Subordinated Notes
            6.250% December 15, 2012
    500,000 Vertis Inc                                                   518,125
            Secured Notes
            9.750% April 1, 2009
                                                                      $4,424,249

TELEPHONE & TELECOMMUNICATIONS --- 6.45%
    325,000 American Tower Corp                                          334,750
            Senior Notes
            7.125% October 15, 2012
    270,000 American Tower Corp ^^                                       282,150
            Senior Notes
            7.500% May 1, 2012
    500,000 Centennial Cellular                                          543,750
            Company Guaranteed Notes
            10.125% June 15, 2013
     25,000 Dobson Cellular Systems ^^                                    26,531
            Secured Notes
            8.375% November 1, 2011
    175,000 Intelsat Bermuda Ltd # ++                                    177,844
            Senior Notes
            7.560% January 15, 2012
    825,000 LCI International Inc                                        829,125
            Senior Notes
            7.250% June 15, 2007
  1,075,000 MCI Inc ++                                                 1,189,219
            Senior Notes
            6.090% May 1, 2014
    585,000 NTL Cable PLC                                                611,325
            Senior Notes
            8.750% April 15, 2014
  1,400,000 Nextel Communications Inc                                  1,460,500
            Senior Notes
            6.875% October 31, 2013
    300,000 Nextel Communications Inc                                    316,595
            Senior Notes
            7.375% August 1, 2015
     10,000 Qwest Communications International Inc ^^                     10,275
            Company Guaranteed Notes
            7.500% February 15, 2014
    690,000 Qwest Corp                                                   648,600
            Debentures
            6.875% September 15, 2033
    675,000 Qwest Corp +                                                 761,063
            Step Bond 8.875% -9.125%
            6.350% March 15, 2012
    500,000 US Unwired Inc                                               562,500
            Secured Notes
            10.000% June 15, 2012

    450,000 Ubiquitel Operating Co                                       498,375
            Senior Notes
            9.875% March 1, 2011
                                                                      $8,252,602

TEXTILES --- 0.77%
    475,000 Levi Strauss & Co                                            529,625
            Senior Notes
            12.250% December 15, 2012
    125,000 Levi Strauss & Co ++                                         125,938
            Senior Notes
            8.540% April 1, 2012
     50,000 Levi Strauss & Co ^^                                          52,000
            Senior Notes
            9.750% January 15, 2015
    275,000 Oxford Industries Inc                                        280,156
            Senior Notes
            8.875% June 1, 2011
                                                                        $987,719

TRANSPORTATION --- 0.75%
    850,000 Teekay Shipping Corp                                         960,500
            Senior Notes
            8.875% July 15, 2011
                                                                        $960,500

UTILITIES --- 3.60%
    985,000 AES Corp #                                                 1,078,575
            Secured Notes
            9.000% May 15, 2015
    585,000 CMS Energy Corp                                              625,950
            Senior Notes
            9.875% October 15, 2007
    825,000 Calpine Corp # @ ^^                                          676,500
            Senior Notes
            8.500% July 15, 2010
  1,550,000 Dynegy Holdings Inc ^^                                     1,526,750
            Senior Notes
            6.875% April 1, 2011
    665,000 Transcontinental Gas Pipe Line Corp                          694,094
            Notes
            7.000% August 15, 2011
                                                                      $4,601,869

TOTAL BONDS --- 94.59%                                              $121,061,243
(Cost $122,264,455)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

FOREIGN GOVERNMENTS --- 0.01%
            Government of Mexico (warrants)
        100    (exercise date of 09/01/06 at $35.00)                       4,000
          100  (exercise date of 10/10/06 at $25.00)                       3,200
          100  (exercise date of 11/09/06 at $22.50)                       6,200

TOTAL COMMON STOCK --- 0.01%                                             $13,400
(Cost $8,250)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,861,000 Chesham Finance LLC #                                      3,859,633
               4.310%, January 3, 2006
  2,060,000 Polonius Inc #                                             2,057,236
               4.460%, January 11, 2006
  1,000,000 Curzon Funding LLC #                                         998,661
               4.450%, January 11, 2006

TOTAL SHORT-TERM INVESTMENTS --- 5.40%                                $6,915,530
(Cost $6,915,530)

TOTAL MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO --- 100%    $127,990,173
(Cost $129,188,235)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. @ Security in default at December 31, 2005. + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2005.
++ Represents the current interest rate for variable rate security. REIT - Real Estate Investment Trust TRAINS - Targeted Return Index Securities Trust ^^ A portion or all of the security is on loan at December 31, 2005. See Notes to Financial Statements.

Currency Abbreviations
EUR - Euro Dollars

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Salomon Brothers High Yield Bond Portfolio
December 31, 2005
Unaudited

                                                            % of Portfolio
      Moody's Rating                 Value ($)                Investments
----------------------------    --------------------    ------------------------
----------------------------    --------------------    ------------------------
A                                           296,126                        0.23%
Baa                                       6,181,960                        4.83%
Ba                                       30,908,115                       24.15%
B                                        59,617,622                       46.57%
C                                        22,481,517                       17.57%
P2                                          829,125                        0.65%
Not Rated                                 7,675,708                        6.00%
                                --------------------    ------------------------
                                --------------------    ------------------------
                                      $ 127,990,173                      100.00%
                                ====================    ========================
                                ====================    ========================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Salomon Brothers High Yield Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,012.94      $ 5.58

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,019.66      $ 5.60

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

BASIS FOR APPROVAL OF INVESTMENT SUB-ADVISORY CONTRACT
On December 1, 2005, Legg Mason, Inc. ("Legg Mason") assumed control of substantially all of the asset management business of Citigroup, Inc., the parent company of Salomon Brothers Asset Management Inc., the Sub-Adviser to the Maxim Salomon Brothers High Yield Bond Portfolio (the "Portfolio"). As required by the 1940 Act, the existing Sub-Advisory Agreement, among Maxim Series Fund, Inc. (the "Fund"), GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM"), and Salomon Brothers Asset Management Inc. ("Salomon"), registered as an investment adviser under the Investment Advisers Act of 1940 terminated as a result of its assignment by virtue of the change in control on December 1, 2005. On September 14, 2005, the Board of Directors of Maxim Series Fund, Inc. (the "Fund') approved a Sub-Advisory Agreement between MCM, the Fund and Salomon, as a wholly-owned subsidiary of Legg Mason, authorizing Salomon to serve as the sub-adviser for the Portfolio (the "New Sub-Advisory Agreement"). The New Sub-Advisory Agreement became effective December 1, 2005, and is the same in all substantive respects to the previous Sub-Advisory Agreement (the "Previous Sub-Advisory Agreement"), dated July 16, 2004, in effect between MCM, the Fund and Salomon, except the effective date and termination date are different. Salomon began serving as an investment adviser to the Portfolio commencing on December 1, 2005 for an initial period of two years. There was be no change to either the advisory fees paid by the Fund to MCM or the sub-advisory fees paid by MCM to Salomon. Under the new Sub-Advisory Agreement, MCM will pay Salomon a fee computed daily and paid monthly equal to .40% of the aggregate assets in the Portfolio.

         Salomon has remained as the Sub-adviser to the Portfolio, and the New Sub-Advisory Agreement is the same in all substantive respects to the Previous Sub-Advisory Agreement, with the exception of the effective date and the termination date. However, there has been a change in control of Salomon from CitiGroup, Inc. to Legg Mason pursuant to a transaction that was consummated on December 1, 2005. In approving the continued services of Salomon under the new ownership of its parent company, MCM reviewed current performance of the Portfolio and considered various criteria in connection with the change of sub-advisers including: (1) the nature, extent and quality of services; (2) investment performance; (3) management fees and expenses; and (4) other factors such as Salomon's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies. Upon completion of the review process, MCM recommended to the Board of Directors of the Fund approval of Salomon, under its new ownership structure, as the Sub-adviser of the Portfolio.

         The Board of Directors then undertook to review the recommendation of MCM.

         Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by Salomon. In this regard, the Board considered, among other things, Salomon's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered Salomon's reputation for management of their specific investment strategies, and Salomon's overall financial condition, technical resources, and operational capabilities. The Board also considered Salomon's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolio and procedures Salomon uses for obtaining best execution for transactions in the Portfolio.

         Investment Performance. The Board reviewed information regarding the investment performance of the Portfolio as managed by Salomon, as compared against various benchmarks and the performance of similar funds currently managed by Salomon as well as similar funds managed by other companies and the peer group for the applicable asset class. The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolio's Morningstar category and overall ratings. Based on the information provided, the Board concluded that the performance of the Portfolio, as managed by Salomon, performed comparably as compared against various benchmarks, as well as against similar funds currently managed by and other companies and the peer group for the applicable asset class.

         Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for the Portfolio, noting that the advisory fees paid to MCM would remain the same as in relation to the Previous Sub-Advisory Agreement. The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolio, noting that they would remain the same. In evaluating the management and sub-advisory fees in relation to entering into the New Sub-Advisory Agreement, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by Salomon. The Board also considered the Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolio (including management fees) were within the range of fees paid by similar funds, and that the Portfolio's expenses ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to Salomon were the result of arms-length negotiations since Salomon is not an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by Salomon, Salomon's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Portfolio Name Change. The name of the Portfolio will remain Maxim Salomon Brothers High Yield Bond Portfolio for up to one year following the closing date of the acquisition by Legg Mason. Under a licensing agreement between Citigroup, Inc. and Legg Mason, the names of funds and the names of any classes of shares or units of funds containing "Salomon" or "Salomon Brothers", and the name of SaBAM, and related logos and marks are licensed for use by Legg Mason until no later than one year after the closing date of the acquisition.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006